Revenue (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas
Sales	$ 4,649	$ 4,321
CANADA
Disclosure of geographical areas
Sales	1,728	1,684
UNITED STATES
Disclosure of geographical areas
Sales	1,917	1,725
Italy
Disclosure of geographical areas
Sales	315	276
Other Countries
Disclosure of geographical areas
Sales	689	636
Operating segments
Disclosure of geographical areas
Sales	3,343	3,088
Operating segments | CANADA
Disclosure of geographical areas
Sales	1,390	1,379
Operating segments | UNITED STATES
Disclosure of geographical areas
Sales	949	803
Operating segments | Italy
Disclosure of geographical areas
Sales	315	281
Operating segments | Other Countries
Disclosure of geographical areas
Sales	689	625
CONTAINERBOARD | Operating segments
Disclosure of geographical areas
Sales	1,840	1,652
CONTAINERBOARD | Operating segments | CANADA
Disclosure of geographical areas
Sales	1,118	1,089
CONTAINERBOARD | Operating segments | UNITED STATES
Disclosure of geographical areas
Sales	720	558
CONTAINERBOARD | Operating segments | Italy
Disclosure of geographical areas
Sales	0	0
CONTAINERBOARD | Operating segments | Other Countries
Disclosure of geographical areas
Sales	2	5
BOXBOARD EUROPE | Operating segments
Disclosure of geographical areas
Sales	933	838
BOXBOARD EUROPE | Operating segments | CANADA
Disclosure of geographical areas
Sales	0	0
BOXBOARD EUROPE | Operating segments | UNITED STATES
Disclosure of geographical areas
Sales	0	0
BOXBOARD EUROPE | Operating segments | Italy
Disclosure of geographical areas
Sales	313	279
BOXBOARD EUROPE | Operating segments | Other Countries
Disclosure of geographical areas
Sales	620	559
SPECIALTY PRODUCTS | Operating segments
Disclosure of geographical areas
Sales	659	703
SPECIALTY PRODUCTS | Operating segments | CANADA
Disclosure of geographical areas
Sales	356	394
SPECIALTY PRODUCTS | Operating segments | UNITED STATES
Disclosure of geographical areas
Sales	234	246
SPECIALTY PRODUCTS | Operating segments | Italy
Disclosure of geographical areas
Sales	2	2
SPECIALTY PRODUCTS | Operating segments | Other Countries
Disclosure of geographical areas
Sales	67	61
INTERSEGMENT SALES | Operating segments
Disclosure of geographical areas
Sales	(89)	(105)
INTERSEGMENT SALES | Operating segments | CANADA
Disclosure of geographical areas
Sales	(84)	(104)
INTERSEGMENT SALES | Operating segments | UNITED STATES
Disclosure of geographical areas
Sales	(5)	(1)
INTERSEGMENT SALES | Operating segments | Italy
Disclosure of geographical areas
Sales	0	0
INTERSEGMENT SALES | Operating segments | Other Countries
Disclosure of geographical areas
Sales	0	0
TISSUE PAPERS | Operating segments
Disclosure of geographical areas
Sales	1,352	1,268
TISSUE PAPERS | Operating segments | CANADA
Disclosure of geographical areas
Sales	372	335
TISSUE PAPERS | Operating segments | UNITED STATES
Disclosure of geographical areas
Sales	980	933
TISSUE PAPERS | Operating segments | Italy
Disclosure of geographical areas
Sales	0	0
TISSUE PAPERS | Operating segments | Other Countries
Disclosure of geographical areas
Sales	0	0
INTERSEGMENT SALES AND CORPORATE ACTIVITIES
Disclosure of geographical areas
Sales	(46)	(35)
INTERSEGMENT SALES AND CORPORATE ACTIVITIES | CANADA
Disclosure of geographical areas
Sales	(34)	(30)
INTERSEGMENT SALES AND CORPORATE ACTIVITIES | UNITED STATES
Disclosure of geographical areas
Sales	(12)	(11)
INTERSEGMENT SALES AND CORPORATE ACTIVITIES | Italy
Disclosure of geographical areas
Sales	0	(5)
INTERSEGMENT SALES AND CORPORATE ACTIVITIES | Other Countries
Disclosure of geographical areas
Sales	$ 0	$ 11